Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset retirement obligation
Balance at beginning of year	$ 342	$ 307
Additional liabilities accrued	5	13
Revisions in estimated cash outflows	11	2
Acquisition of assets	0	1
Disposition of assets	(1)	(1)
Accretion expense	20	20
Balance at end of year	$ 377	$ 342